G2 Information Regarding Members of the Board of Directors and Group Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
Summary of Remuneration to Members of the Board of Directors
Remuneration to the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2024	Number of previously allocated synthetic shares outstanding		Net change in value of synthetic shares	1)	Committee fees	Total fees paid in cash	2)	Total remu- neration 2024		Total remu- neration 2023

			A			B			C		(A+B+C)

Board member

Jan Carlson	4,640,000	62,021/75%	3,479,998	25,948		2,987,549		440,000	1,600,000		8,067,547		4,082,525

Jacob Wallenberg	1,175,000	15,705/75%	881,208	25,948		1,423,458		195,000	488,750		2,793,416		487,525

Jon Fredrik Baksaas	1,175,000	10,470/50%	587,472	17,298		948,947		540,000	1,127,500		2,663,919		1,015,455

Carolina Dybeck Happe 4)	587,500	–	–	10,003		321,797		–	–		321,797		–166,650

Börje Ekholm	–	–	–	–		–		–	–		–		–

Eric A. Elzvik	1,175,000	5,235/25%	293,736	8,648		474,439		540,000	1,421,250		2,189,425		1,355,889

Kristin S. Rinne	1,175,000	5,235/25%	293,736	14,216		659,144		395,000	1,276,250		2,229,130		1,051,307

Helena Stjernholm 5)	–	–	–	17,298		595,375		–	–		595,375		766,726

Jonas Synnergren	1,175,000	15,705/75%	881,208	–		530,358		505,000	798,750		2,210,316		1,610,000

Christy Wyatt	1,175,000	15,705/75%	881,208	–		530,358		200,000	493,750		1,905,316		1,325,000

Karl Åberg	1,175,000	–	–	–		–		195,000	1,370,000		1,370,000		–

Employee Representatives

Ulf Rosberg	51,750	–	–	–		–		14,400	66,150		66,150		63,750

Kjell-Åke Soting	51,750	–	–	–		–		21,600	73,350		73,350		76,950

Annika Salomonsson	51,750	–	–	–		–		19,800	71,550		71,550		69,150

Loredana Roslund (deputy)	51,750	–	–	–		–		–	51,750		51,750		54,750

Frans Frejdestedt (deputy)	51,750	–	–	–		–		–	51,750		51,750		29,250

Stefan Wänstedt (deputy)	51,750	–	–	–		–		1,800	53,550		53,550		29,250

Total	13,763,000	130,076	7,298,566	119,359		8,471,425		3,067,600	8,944,350		24,714,341	3)	11,850,877

Total including resigned Board members	13,763,000	130,076	7,298,566	173,770	6)	10,396,596	7)	3,067,600	8,944,350		26,639,512	3)	9,615,320 8)

1)
The difference in value as of the time for payment, compared to December 31, 2023, for synthetic shares allocated in 2019 (for which payment was made in 2024). The difference in value as of December 31, 2024 compared to December 31, 2023, for synthetic shares allocated in 2020, 2021 and 2022. Calculated on a share price of SEK 89.88. The value of synthetic shares allocated in 2020, 2021, 2022 and 2023 includes respectively SEK 2.00, SEK 2.50, SEK 2.70 and SEK 2.70 per share in compensation for dividends resolved by the Annual General Meetings 2021, 2022, 2023 and 2024, and the value of the synthetic shares allocated in 2019 includes dividend compensation for dividends resolved in 2020, 2021, 2022 and 2023.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 5,466,068.
4)	Resigned from the Board of Directors on September 23, 2024 thereby being entitled to only half of the Board fee.
5)	Resigned from the Board of Directors in connection with the Annual General Meeting held on April 3, 2024.
6)	Including synthetic shares previously allocated to the former Directors Kurt Jofs, Nora Denzel and Ronnie Leten.
7)
Including synthetic shares previously allocated to the former Directors Kurt Jofs, Nora Denzel and Ronnie Leten. For these synthetic shares the net change in value corresponds to the difference in value as of the time for the payment compared to December 31, 2023.

8)	Including the former Directors Kurt Jofs, Nora Denzel, Ronnie Leten and the Employee Representatives Torbjörn Nyman and Anders Ripa.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET)
Remuneration costs for the President and CEO and other members of the Executive Team (ET)

SEK	President and CEO 2024	President and CEO 2023	President and CEO 2022	Other members of ET 2024 3)	Other members of ET 2023	3)	Other members of ET 2022	3)	Total 2024	Total 2023	Total 2022

Salary 1)	20,526,329	19,520,568	19,154,852	145,880,088	135,208,734		132,945,295		166,406,417	154,729,302	152,100,147

Termination benefits	–	–	–	57,092,817	–		25,503,967		57,092,817	–	25,503,967

Annual variable remuneration provision earned for the year	15,036,644	–	–	162,568,816	48,399,226		90,908,181		177,605,460	48,399,226	90,908,181

Long-term variable compensation provision	19,780,629	31,708,587	41,125,015	33,628,636	30,547,582		43,688,149		53,409,265	62,256,169	84,813,164

Pension costs 2)	10,151,804	10,151,804	9,856,121	22,964,759	24,607,643		42,248,588		33,116,563	34,759,447	52,104,709

Other benefits	584,168	828,287	135,743	27,184,306	19,575,733		20,167,043		27,768,474	20,404,020	20,302,786

Social charges and taxes	20,762,202	19,546,145	22,079,378	65,013,883	45,222,286		60,745,133		85,776,085	64,768,431	82,824,511

Total	86,841,776	81,755,391	92,351,109	514,333,305	303,561,204		416,206,356		601,175,081	385,316,595	508,557,465

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
3)
Does not include cash compensation paid to Rory Read of USD 32.76 million in 2022 and USD 10.64 million in 2023. The total amount was reported separately as ‘Deviations from adopted Guidelines for remuneration to Group Management’ in Remuneration Report 2022 as compensation for acceleration of pre-existing long-term share based variable incentive program of restricted and performance stock units (RSU and PSU) in Vonage.